Parent Company Information (Details 2) (USD $)	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 30,639,000				$ 12,323,000				$ 16,465,000	$ 5,927,000
Other assets	15,922,000				13,032,000
Total assets	1,584,475,000	1,254,384,000	1,280,780,000	692,977,000	832,163,000	702,699,000	505,636,000	418,639,000	289,281,000
LIABILITIES AND STOCKHOLDERS' EQUITY
Stockholders' equity	167,402,000
Total liabilities and stockholders' equity	1,584,475,000	1,254,384,000	1,280,780,000	692,977,000	832,163,000	702,699,000	505,636,000	418,639,000
Parent Company
ASSETS
Cash	707,000
Investment in affiliates, at fair value	177,200,000
Other assets	63,117,000
Total assets	241,024,000
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued expenses and other liabilities	71,056,000
Payables to subsidiaries	50,000
Stockholders' equity	169,918,000
Total liabilities and stockholders' equity	$ 241,024,000